Items Held at Fair Value and Remeasurements - Summary of Gains/(Losses) on Items Held at Fair Value and Remeasurements (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gains Losses On Change In Fair Value Of Derivatives [Abstract]
Change on remeasurement of put and call option liabilities		$ (288,853)	$ 43,247
Change in fair value of convertible note embedded derivatives		(2,354,720)
Change in fair value of acquisition related consideration			(21,526)
Gains/(losses) on items held at fair value and remeasurements	[1]	$ (2,643,573)	$ 21,721	$ 0

[1]	In the year ended December 31, 2020, we changed the presentation of our operating loss to reflect losses on items held at fair value and remeasurements, and share of results of associates, as non-operating items in the consolidated statements of operations. See Note 2 for further details.